REVENUES - Revenues by Service Line (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenues	[1]	$ 1,886	$ 1,643	$ 1,430
Gas Transmission
Disclosure of operating segments [line items]
Revenues		1,314	1,074	942
Distribution
Disclosure of operating segments [line items]
Revenues		372	374	346
Connections
Disclosure of operating segments [line items]
Revenues		171	167	118
Other
Disclosure of operating segments [line items]
Revenues		$ 29	$ 28	$ 24

[1]	Earnings per share have not been presented in the financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33, Earnings per share. See Note 3(b), Basis of Presentation and Significant Accounting Policies, for further details.